Bucksport Energy Asset Investment (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($)	Mar. 31, 2015 USD ($)	Jan. 07, 2015 subsidiary	Feb. 28, 2014 subsidiary	Dec. 31, 2013 USD ($)
Jointly Owned Utility Plant Interests [Line Items]
Ownership of steam and electricity produced	28.00%
Number of subsidiaries | subsidiary			2
Long term purchase commitment for steam Minimum Required Percentage of cogeneration power plant output	72.00%
Other receivables	$ 87,866	$ 280,000			$ 104,624
Current liabilities	$ (300,525)	$ (462,000)			(224,157)
Jointly Owned Utility Plant
Jointly Owned Utility Plant Interests [Line Items]
Other receivables					281
Other assets					214
Property, plant, and equipment					10,692
Accumulated depreciation					(4,668)
Net property, plant, and equipment					6,024
Current liabilities					$ (83)
Bucksport Energy LLC [Member]
Jointly Owned Utility Plant Interests [Line Items]
Ownership of steam and electricity produced				72.00%
Number of subsidiaries | subsidiary				2